Average Annual Total Returns{- Emerging Markets Portfolio} - 02.28 VIP Emerging Markets Portfolio Initial, Service, Service 2 PRO-09 - Emerging Markets Portfolio	VIP Emerging Markets Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Emerging Markets Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Emerging Markets Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Emerging Markets Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Emerging Markets Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Emerging Markets Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Emerging Markets Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Emerging Markets Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Emerging Markets Portfolio-Service 2 VIP Return Before Taxes Past 10 years	IXYE0 Past 1 year	IXYE0 Past 5 years	IXYE0 Past 10 years
Total	31.27%	16.22%	6.15%	31.17%	16.11%	6.04%	30.88%	15.94%	5.87%	18.32%	12.84%	3.67%